Consolidated Balance Sheets - USD ($)		Aug. 31, 2025	Aug. 31, 2024
Current assets
Cash		$ 2,117,371	$ 580,356
Trade and other receivables		92,223	155,224
Prepaid expenses and deposits		110,001	157,911
Total current assets		2,319,595	893,491
Investment		9,733	10,042
Right-of-use asset - net		530,163	828,674
Property and equipment - net		61,957	152,610
Intangible assets - net		2,495,773	2,211,775
Total Assets		5,417,221	4,096,592
Current liabilities
Accounts payable and accrued liabilities		2,125,160	1,125,477
Deferred revenue		108,552	111,921
Loan from directors		629,120
Current portion of lease liability		138,859	161,508
Total current liabilities		3,001,691	1,398,906
Deferred government incentive		314,998	491,251
Lease liability		561,100	815,599
Warrant liability		632,753	41,520
Total liabilities		4,510,542	2,747,276
Shareholders’ Equity
Common shares , no par value; unlimited authorized; 1,340,941 issued and outstanding shares as of August 31, 2025 and 421,342 as at August 31, 2024.	[1]	11,621,468	8,559,856
Common shares to be issued		88,136
Additional paid-in capital		3,102,814	2,955,944
Accumulated other comprehensive loss		(509,300)	(408,510)
Accumulated deficit		(13,396,439)	(9,757,974)
Total stockholders’ equity		906,679	1,349,316
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 5,417,221	$ 4,096,592

[1]	On July 16, 2025, the Company effected a 1-for-20 reverse stock split of its issued and outstanding common shares. All share and per-share information in the consolidated financial statements and accompanying notes has been retroactively adjusted to reflect the reverse split. The reverse stock split did not affect the Company’s total shareholders’ equity.